Convertible Notes Payable	6 Months Ended
Dec. 31, 2024
Convertible Notes Payable [Abstract]
Convertible notes payable

Note 13 – Convertible notes payable

On July 11, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note on July 11, 2023 in the original principal amount of $1,100,000 (the “Note”), convertible into Class A ordinary shares, $0.04 par value per share, of the Company (the “Ordinary Shares”), at the conversion price of $200.00 per shares. The Note bears a simple interest at a rate of 8% per annum. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $80,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note with a gross proceed of $1,000,000. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time after the date that is six (6) months from the Purchase Price Date by providing the Company with a redemption notice. Redemptions may be satisfied in cash or Ordinary Shares at the Company’s election. However, the Company will be required to pay the redemption amount in cash, in the event there is an Equity Conditions Failure. If Company chooses to satisfy a redemption in Ordinary Shares, such Ordinary Shares shall be issued at the Conversion Price.

On January 19, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 200,000 at a conversion price of $25.00 per share. On February 16, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 200,000 at a conversion price of $25.00 per share. On April 12, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 298,900 at a conversion price of $17.00 per share. On May 21, 2024, the Investor redeemed $75,000 that was converted into ordinary shares of 448,350 at a conversion price of $16.73 per share. From July 2024 to October 2024, the Investor redeemed the remaining Note balance of $875,000 and accrued interest of $96,540 from the Note and converted into Class A ordinary shares of 58,079 at a conversion price of $16.73 per share.

On August 13, 2024, the Company entered into a securities purchase agreement with the Investor, pursuant to which the Company issued the Investor an unsecured promissory note on August 13, 2024, in the original principal amount of $1,100,000 (the “Note 2”), convertible into Class A ordinary shares, $0.04 par value per share, of the Company (the “Ordinary Shares”), for $1,000,000 in gross proceeds. The Note bears a simple interest at a rate of 8% per annum. All outstanding principal and accrued interest on the Note 2 will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Second Purchase Price Date”). The Note 2 includes an original issue discount of $80,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note 2 at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem Note 2 at any time after the date that is six (6) months from the Second Purchase Price Date by providing the Company with a redemption notice. Redemptions may be satisfied in cash or Ordinary Shares at the Company’s election. However, the Company will be required to pay the redemption amount in cash, in the event there is an equity conditions failure. If the Company chooses to satisfy a redemption of Ordinary Shares, such Ordinary Shares shall be issued at the conversion price of $200.00 per share. In addition, the Note provides that upon the occurrence of an event of default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. On August 15, 2024, the transaction contemplated by the Purchase Agreement was closed as all the closing conditions of as set forth therein have been satisfied. The Note 2 were repaid on September 30, 2024, upon the closing of the SPA as discussed below.

On September 27, 2024, the Company and certain institutional investors (the “Purchasers”) entered into certain securities purchase agreement (the “SPA”), pursuant to which the Company sold to the Purchasers an initial tranche of senior secured convertible notes in the aggregate principal amount of approximately $7.6 million (the “Initial Notes”), having an original issue discount of 8%, a maturity date twelve months from the date of issuance, bearing an interest rate of 6% per annum, and convertible into Class A Ordinary Shares (the “Ordinary Shares”) of the Company, and accompanying Series A Warrants to purchase up to an aggregate of 28,532 Ordinary Shares, with an exercise price of $160.00 per Ordinary Share (the “Initial Warrants”). The offering of the Initial Notes and Initial Warrants resulted in gross proceeds to the Company of approximately $7,000,000 before deducting placement agent fees and other estimated offering expenses (the “Offering”).

The Initial Notes are convertible into the Company’s Ordinary Shares at the holder’s option, after 45 days from the date of issuance, in whole or in part, until the Initial Note is fully converted, at the lower of (i) $160.00 (“Conversion Price”), or (ii) a price equal to 90% of the lowest VWAP of the Ordinary Shares during the ten (10)-trading day period immediately preceding the applicable conversion date. If the Company raises funds through subsequent financing, the holder can require the Company to use up to 30% of the proceeds to redeem the Initial Notes at 105% of the principal amount, plus accrued interest. The Conversion Price will also be adjusted proportionately if the Company issues dividends, splits, or combines its Ordinary Shares. The Initial Note is secured by all assets of the Company and its subsidiaries under a certain security agreement and subsidiary guarantee, and the Initial Note ranks senior to all other Company debts and liabilities.

The Company entered into a certain note exchange agreement dated October 8, 2024 (the “October Note Exchange Agreement”) with the Purchasers that are party to the SPA dated September 27, 2024, by and among the Company and the Purchasers. Under the October Note Exchange Agreement, the Purchasers agreed to deliver to the Company for cancellation and termination of the Initial Notes previously issued by the Company to the Purchasers pursuant to the SPA. In exchange, the Company will issue to the Purchasers new convertible notes (the “New Notes”) with substantially all of the same terms of the Initial Notes, except that the New Notes shall become convertible into the Company’s Ordinary Shares at the holder’s option, immediately from the date of issuance, in whole or in part, until the New Notes are fully converted. In October 2024, the Purchasers redeemed $191,442 accrued finance charges that were converted into ordinary shares of 11,961 at a conversion price of $16.00 per share.

On November 25, 2024, the Company entered into certain note exchange agreements (the “November Exchange Agreement”) with the Purchasers who are parties to the SPA dated September 27, 2024, by and among the Company and the Purchasers. Under the November Exchange Agreement, the Purchasers agreed to deliver to the Company for cancellation and termination of the Initial Note previously issued by the Company to the Purchasers pursuant to the October Exchange Agreement. In exchange, the Company will issue to the Purchasers new convertible notes (the “New Notes 2”) with substantially all of the same terms of the October Notes, except that a floor price of $25.40, equal to 20% of the closing price of the Company’s Ordinary Shares on the trading day immediately prior to the execution of the SPA (the “Floor Price”), was added to the New Notes (“Second Closing”). The New Notes are convertible into the Company’s Ordinary Shares at the holder’s option, in whole or in part, until the New Notes are fully converted, at the lower of (i) the Conversion Price, or (ii) a price equal to the greater of (x) the Floor Price and (y) the Alternate Conversion Price. In December 2024, the Purchasers redeemed $6,382,686 that was converted into ordinary shares of 3,178,557 at an average conversion price of $2.01 per share.

As of December 31, 2024, and June 30, 2024, the convertible notes balance amount to $1,292,993 and $875,000, respectively. For the six months ended December 31, 2024, and 2023, interest expense of the convertible notes was $326,030 and $42,292, respectively, and amortization of debt issuance costs was $1,962,696 and $72,284, respectively.